Expense Example - AB RELATIVE VALUE FUND, INC.	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 514
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	1,528
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269	[1]
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	915
Expense Example, with Redemption, 10 Years	1,796
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	381
Expense Example, with Redemption, 10 Years	856
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	889
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	$ 774

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.